REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net		$ 118,275	$ 87,678
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net		70,404	49,175
EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	[1]	3,557	3,398
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net		37,571	28,237
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net		$ 6,743	$ 6,868

[1]	Includes Europe, the Middle East (excluding Israel) and Africa.